SHARE CAPITAL AND OTHER RESERVES - Weighted average assumptions used to estimate the fair value of warrants issued (Details)	Dec. 31, 2023 Y	Dec. 31, 2022
Expected life
SHARE CAPITAL AND OTHER RESERVES
Significant unobservable input, liabilities	1.91
Expected volatility
SHARE CAPITAL AND OTHER RESERVES
Significant unobservable input, liabilities		1.0994
Risk-free interest rate
SHARE CAPITAL AND OTHER RESERVES
Significant unobservable input, liabilities		0.0142
Expected dividend yield
SHARE CAPITAL AND OTHER RESERVES
Significant unobservable input, liabilities
Forfeiture rate
SHARE CAPITAL AND OTHER RESERVES
Significant unobservable input, liabilities